UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-1548

                           Armstrong Associates, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201
--------------------------------------------------------------------------------
                    (Address of principal executive offices)

                                  C. K. Lawson
                           Armstrong Associates, Inc.
                       750 N. St. Paul Street, Suite 1300
                               Dallas, Texas 75201
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number: 214-720-9101

Date of fiscal year end: June 30

Date of reporting period: December 31, 2005

ITEM 1.  SHAREHOLDERS REPORT.

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Shareholders Report

                                                               December 31, 2005

                                                                       armstrong
                                                                      associates
                                                                            inc.

armstrong associates, inc.------------------------------------------------------

Management Report to Shareholders

On December 31, 2005, Armstrong Associates had total net assets of $17,546,658 and a per share price of $12.30. The Fund's total investment return for the 2005 calendar year was +3.99%, which assumes the reinvestment of $0.36 per share in capital gains and income distributions made in December 2005. In Armstrong's investment portfolio, Corning, Medtronics, Pepsico and UTI Worldwide gave the largest returns in terms of total dollars while Abbott, Dell, Walmart and Royal Caribbean had the largest dollar declines.

Leading market indexes generally traded within a fairly narrow range during the calendar year while it was common for individual stocks to experience price gyrations in reaction to earning announcements and management statements concerning future earnings guidance. Towards the end of the year earnings reports tended to be positive and guidance disappointing, at least in relation to expectations.

Speaking broadly, indexes reflecting value stocks continued to outperform growth stock indexes although the spread narrowed somewhat from the results seen for 2004. Small-cap and mid-cap indexes generally outperformed large-cap indexes. Within the U.S. markets, the energy and utilities sectors generally performed well while the consumer services and telecommunications sectors were laggards. In specific terms, the total return for the capitalization-weighted Standard & Poor's 500 Index was +4.91% and the return for the Dow Jones Industrials, a price-weighted index, was +1.72%.

Looking ahead, we expect individual stock prices to continue to be volatile reflecting, in part, aggressive hedge fund trading, interest rate concerns, general uncertainty surrounding energy prices and a very mixed picture on the international scene. On the positive side, demographic trends in the U.S. and growing prosperity in many foreign economies have combined to generate a strong flow of investment funds into our markets. In addition, the current earnings picture for much of corporate America is strong and the investment uncertainties have been well covered in the news.

We continue to look for long-term growth opportunities in the investment of Armstrong's portfolio and are focused on taking advantage of market volatility to establish and adjust portfolio positions in attractive long term investments.

Please call or write us if you have any questions concerning your investment.

Sincerely

/s/ C. K. Lawson

C. K. Lawson

February 18, 2006

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The Basis for the Selection of Portfolios, Inc. as Adviser for the Fund

The Board of Directors' decision to renew Armstrong's investment advisory agreement with Portfolios, Inc., made by the Independent Directors of the Board on August 23, 2005, was based on a number of considerations.

In reviewing the investment objectives and restrictions included in the Fund's prospectus and the relative performance achieved for the shareholders, the Board felt that Portfolios had provided satisfactory long term investment results and had adhered to the investment specifications included in the Fund's prospectus.

The Board had considered Portfolios' investment management fee and the related expense ratio of the Fund numerous times in the past, primarily using figures generated by Lipper Research, and had found that in comparison to stand-alone funds of comparable size the comparison was satisfactory. More importantly, the Fund's overall expense ratio of 1.26% over the past year and an average expense ratio over the past 5 fiscal years of 1.25% presented a very favorable comparison for a fund of Armstrong's size.

In analyzing the profitability of the Fund's investment advisory agreement to Portfolios, Inc., the Board considered the investment management services provided by the advisor, the staffing required for the advisor to provide the services, the administrative and transfer agent services that were provided including staffing and equipment expenses and the substantial additional services not required under any of the agreements that were provided by Portfolios which resulted in significant cost savings for the Fund. The Board concluded that the investment advisory agreement and related agreements with Portfolios, Inc. did not result in excessive profits and were, in total, reasonable.

Addressing the potential of "economies of scale" that could result from future growth in total assets of the Fund, the Board noted that the investment advisory agreement provided for a declining maximum expense ratio for the Fund as specific levels of total Fund assets were reached and that expense levels above those specified levels required a reimbursement from Portfolios to the Fund. Further, the Board concluded that the annual investment advisory agreement renewal process allowed them to revisit the appropriateness of Portfolios' management fees annually and instigate a change if necessary.

The Board concluded that the administrative and transfer agent services that Portfolios provided Armstrong had been done efficiently and also at reasonable cost when compared to alternatives that had been considered in previous years. In addition, the Board believed that having Portfolios handle the administrative and transfer functions resulted in a high level of focus on controls which was beneficial to the operation of the Fund.

The Board believed that the management of the Fund by Portfolios, which had been directly involved with the management and administration of Armstrong for approximately 38 years provided the advantage of an unusually high level of continuity for the Fund's shareholders.

After considering these various factors in detail, the Independent Directors of the Board concluded it was in the best interest of the Fund and its shareholders to renew the Investment Advisory, Administrative and Transfer Agent Agreements with Portfolios, Inc.

armstrong associates, inc.------------------------------------------------------

About Your Fund's Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to enable you to compare these costs with the ongoing costs of investing in other mutual funds.

Example

The Example is based on an investment of $1,000 invested at the beginning of the Fund's fiscal year on June 30, 2005 and held through December 31, 2005, the six months covered by this semiannual report.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $11,200 account value divided by $1,000 = 11.2), then multiply the result by the number in the line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purpose

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expense, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate that actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with 5% hypothetical examples that appear in the shareholder reports of the funds. You may want to add other fees that are not included in the expenses shown in the table such as IRA fees and charges for extra services such as bank wires.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do nor reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees (Note that there are no transaction costs associated with Armstrong Associates shares transactions). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                  Beginning           Ending
                                Account Value      Account Value      Expenses Paid
                                June 30, 2005    December 31, 2005    During Period*
------------------------------------------------------------------------------------
Actual                            $1,000.00          $1,043.34            $6.18
Hypothetical                      $1,000.00          $1,018.88            $6.12
 (5% return before expenses)
------------------------------------------------------------------------------------

* Expenses are equal to Armstrong Associates annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 184/365 days.

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Statement of Net Assets -- December 31, 2005

Assets:
   Investment in securities at market value                         $ 17,450,741
   Cash held by custodian                                                 79,708
   Prepaid expenses                                                        2,489
   Interest receivable                                                     4,038
   Dividends receivable                                                   18,457
   Receivable for fund shares purchased                                    3,647
   Receivable for sale of portfolio securities                                --
----------------------------------------------------------------    ------------
      Total Assets                                                  $ 17,559,079

Liabilities:
   Accounts payable and accrued expenses                                  10,531
   Payable for fund shares redeemed                                        1,891
   Payable for purchase of portfolio securities                               --
----------------------------------------------------------------    ------------
      Total Liabilities                                                   12,422
----------------------------------------------------------------    ------------
Total net assets -- equivalent to $12.30 per share
   with 1,427,102 shares outstanding                                $ 17,546,658
================================================================    ============

The accompanying notes are an integral part of these financial statements.

armstrong associates, inc.------------------------------------------------------

Statement of Changes in Net Assets -- 6 Months Ended December 31, 2005

Operations:
   Net investment income                                           $     10,884
   Net realized gains from security transactions                        790,163
   Decrease in unrealized appreciation of investments                   (69,861)
---------------------------------------------------------------    ------------
      Net increase in net assets resulting from operation               731,186
Distributions to shareholders
   Dividends paid from net investment income                             42,007
   Distributions from net realized gains                                462,082
---------------------------------------------------------------    ------------
                                                                        504,089
---------------------------------------------------------------    ------------
Capital share transactions
   Net proceeds from sale of capital stock                              156,861
   Net asset value of shares issued to shareholders
      in reinvestment of net investment income and net
      realized gains on security transactions                           480,307
---------------------------------------------------------------    ------------
                                                                        637,168
---------------------------------------------------------------    ------------
   Less cost of shares repurchased                                      360,409
                                                                        276,579
---------------------------------------------------------------    ------------
      Net increase in net assets                                        503,856
---------------------------------------------------------------    ------------
Net assets:
   Beginning of period                                               17,042,802
---------------------------------------------------------------    ------------
   End of period                                                   $ 17,546,658
===============================================================    ============

The accompanying notes are an integral part of these financial statements.

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Statement of Operations -- 6 Months Ended December 31, 2005

Investment income
      Dividends                                                                    $     99,504
      Interest                                                                           15,404
----------------------------------------------------------------                   ------------
                                                                                        114,908
----------------------------------------------------------------                   ------------
   Operating expenses
      Advisory and management fees                                 $     69,913
      Administrative fees                                                 8,000
      Custodian fees                                                      3,996
      Transfer agent fees                                                 4,450
      Registration fees, licenses and other                               1,844
      Legal fees                                                            158
      Accounting fees                                                     5,322
      Director's fees                                                     4,914
      Reports and notices to shareholders                                 4,976
      Insurance expense                                                     450         104,024
----------------------------------------------------------------                   ------------
             Net investment income                                                       10,884
----------------------------------------------------------------                   ------------
Realized and unrealized gains and losses on investments
   Realized gains from security transactions
   (excluding short-term obligations)
      Proceeds from sales                                                             1,184,215
      Cost of securities sold                                                           394,052
----------------------------------------------------------------                   ------------
          Net realized gains from security transactions                                 790,163
----------------------------------------------------------------                   ------------
      Unrealized appreciation (depreciation) of investments
      Beginning of period                                                             7,497,508
      End of period                                                                   7,427,647
----------------------------------------------------------------                   ------------
           Increase/decrease in unrealized appreciation                                 (69,861)
----------------------------------------------------------------                   ------------
           Net realized and unrealized gain on investments                              720,302
----------------------------------------------------------------                   ------------
           Increase in net assets from operations                                  $    731,186
================================================================                   ============

The accompanying notes are an integral part of these financial statements.

armstrong associates, inc.------------------------------------------------------

Portfolio of Investments in Securities -- December 31, 2005

No. of
shares      Industry & Issue                                  Cost      Market value  % assets
----------------------------------------------------------------------------------------------
            Aerospace (4.6%)
   5,000      The Boeing Company                         $   293,580    $    351,200     2.0%
   8,000      United Technologies Corporation                254,750         447,280     2.5
            Broadcasting, Media & Advertising (6.5%)
   6,000      Clear Channel Communications, Inc.             256,530         188,700     1.1
     750      Live Nation                                     11,120           9,825     0.1
   5,000      Omnicom Corporation                            275,750         425,650     2.4
  30,000      Time Warner, Inc.                              208,193         523,200     3.0
            Business Services (4.3%)
  10,500      Iron Mountain, Inc.                            265,081         443,310     2.5
  13,500      Staples, Inc.                                  175,875         306,585     1.7
            Chemical Products & Related (8.3%)
  15,000      Avery Dennison Corporation                     211,200         829,050     4.7
  12,000      Praxair, Inc                                   212,890         635,520     3.6
            Communications & Related (2.7%)
  24,000      Corning, Inc                                   131,044         471,840     2.7
            Computer, Software & Related (7.1%)
  10,000      Cisco Systems, Inc.                            176,200         171,200     1.0
   8,000      Dell, Inc.                                     232,103         239,600     1.4
  10,000      Intel Corporation                              169,100         249,600     1.4
   6,000      Intuit, Inc.                                   268,337         319,800     1.8
  10,000      Microsoft, Inc.                                267,700         261,500     1.5
            Consumer Products & Related (10.2%)
   6,000      Amazon.Com, Inc.                               268,996         282,900     1.6
   6,000      Kimberly Clark Corporation                     227,121         357,900     2.0
   7,051      Procter & Gamble                               166,636         408,112     2.3
  16,000      Wal-Mart Stores, Inc                           196,800         748,800     4.3
            Diversified Operations (1.6%)
  10,000      Tyco International                             288,222         288,600     1.6

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
No. of
shares      Industry & Issue                                  Cost      Market value  % assets
----------------------------------------------------------------------------------------------
            Energy & Related (7.6%)
   5,000      Fluor Corporation                              303,002         386,300     2.2
   5,500      Halliburton Company                            238,361         340,780     1.9
   5,000      Pogo Producing Company                         256,258         249,050     1.4
   5,000      Weatherford International, Inc.                284,734         362,000     2.1
            Environmental Services (5.5%)
   7,000      Pentair, Inc                                   231,133         241,640     1.4
  12,000      Waste Connection, Inc.                         241,040         413,520     2.4
  10,000      Waste Management, Inc                          309,300         303,500     1.7
            Financial & Related (3.8%)
   8,000      Bank of America Corporation                    240,350         369,200     2.1
   7,000      First Data corporation                         279,632         301,070     1.7
            Food & Beverages (6.7%)
  20,000      Pepsico, Inc                                   116,802       1,181,600     6.7
            Leisure Time (2.1%)
   8,000      Royal Caribbean Cruises, Ltd                   203,564         360,480     2.1
            Medical & Related (13.8%)
  15,000      Abbott Laboratories                             85,518         591,450     3.4
   6,000      AMGEN, Inc                                     243,090         473,160     2.7
   4,000      Cooper Companies                               270,747         205,200     1.2
  20,000      Medtronics, Inc.                               190,438       1,151,400     6.6
            Restaurants (7.2%)
  14,000      Brinker International, Inc.                    260,961         541,240     3.1
            Transportation Services (4.1%)
   3,500      United Parcel Service                          261,967         263,025     1.5
   5,000      UTI Worldwide, Inc.                            157,229         464,200     2.6

CASH, SHORT TERM DEBT AND RECEIVABLES LESS LIABILITIES     1,372,366       1,387,671     7.9
---------------------------------------------------------------------------------------------
Total Net Assets                                         $10,103,718    $ 17,546,658   100.0%
=============================================================================================

The accompanying notes are an integral part of these financial statements.

armstrong associates, inc.------------------------------------------------------

Notes to Financial Statements -- December 31, 2005,

Note A -- Nature of Operations and Summary of Accounting Policies

      A summary of the significant accounting policies consistently applied in the preparation of the accompanying financial statements follows:

Nature of Operations

      Armstrong Associates, Inc. (the Company) is registered under The Investment Company Act of 1940, as amended, as a diversified, open-end investment management company.

Valuation of Securities

      The net asset value per share of the Fund is calculated following the close of trading on the New York Stock Exchange (usually 4:00 p.m., New York time) each day the Exchange is open for business. A security quoted on the New York Stock Exchange Composite Tape or on the NASDAQ National Market is valued at its last sale price reported prior to the time the assets are valued. A security not quoted on the New York Stock Exchange Composite Tape or the NASDAQ National Market is valued (i), in the case of an exchange listed security, at the last reported sale price on that exchange where it is quoted prior to the time the assets are valued and (ii), in the case of securities which are not traded or did not trade on an exchange or for which over-the-counter last sale market quotations are not readily available, on the basis of the last current bid price prior to the time the assets are valued. When market quotations are not available, a security is valued at the fair market value that is determined in line with procedures established by the Board of Directors of the Fund. Short-term debt securities are carried at cost which approximates market. In the event the Fund should have other assets, they are also valued at fair market value as determined in good faith by the Board of Directors. Using fair market value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values.

Investment Transactions and Investment Income

      Investment transactions are recorded on the basis of trade date, and realized gains and losses are calculated using the identified cost method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Use of Estimates

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of American requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

Note B -- Federal Income Taxes

      As of December 31, 2005, the Company qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended. By qualifying, the Company will not be subject to federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

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Note C -- Purchases and Sales of Securities

      For the six months ended December 31, 2005, purchases and sales of securities, excluding short-term debt securities and U.S. government obligations, aggregated $558,968 and $1,183,855, respectively.

      The Company paid total brokerage commissions aggregating $4,002 in the six months ended December 31, 2005 on purchases and sales of investment securities. All commissions were paid to unaffiliated broker-dealers.

Note D -- Investment Advisory, Transfer Agent and Administrative Fees

      The Company has agreed to pay its investment adviser, Portfolios, Inc. (Portfolios), a fee of .80% per annum of the average net asset value of the Company. For the six months ended December 31, 2005, investment advisory fees to Portfolios amounted to $69,912. In order to effectively limit the expenses of the Company, the adviser has agreed to reimburse the Company for all expenses (including the advisory fee but excluding brokerage commissions, taxes, and interest and extraordinary charges such as litigation costs) incurred by the Company in any fiscal year in excess of 2% of the first $10 million of its average daily net assets for the fiscal year, 1.5% of the next $20 million of average daily net assets and 1% of the remainder. No reimbursements were required during the six months ended December 31, 2005.

      Portfolios is the transfer agent for the Company. Applicable fees and expenses of $4,450 were incurred by the Company for the six months ended December 31, 2005. In addition, under the terms of an administrative services agreement between Portfolios and the Company, Portfolios provides accounting services to the Company for an annual fee of $16,000 payable in equal monthly installments. At December 31, 2005, the Company owned Portfolios $13,907 in accrued investment advisory fees, transfer agent fees and administrative fees.

Note E -- Capital Stock

      On December 31, 2005, there were 6,000,000 shares of $1 par value capital stock authorized, and capital paid in was $9,666,638. Transactions in capital stock for the 6 months ended December 31, 2005 and 2004 were as follows:

                                                       2005        2004
-----------------------------------------------    --------    --------
Shares sold                                          16,201      25,580
Shares issued as reinvestment of dividends           38,578      67,927
-----------------------------------------------    --------    --------
                                                     54,779      93,507
Shares redeemed                                     (30,630)    (23,449)
-----------------------------------------------    --------    --------
Net increase (decrease) in shares outstanding        24,149      70,058
===============================================    ========    ========

Note F -- Distributions to Shareholders

      The tax character of distributions paid during the six months ended December 31 was as follows:

                                     2005                   2004
------------------------------------------------------------------------
                              Amount    Per share    Amount    Per share
------------------------    ----------  ---------  ----------  ---------
Distributions paid from
   Ordinary income          $   42,007    $ .03    $       --       --
   Capital gains               462,082    $ .33       844,770    $ .63
------------------------    ----------    -----    ----------    -----
                            $  504,089    $ .36    $  844,770    $ .63
========================    ==========    =====    ==========    =====

Officers and Directors

C.K. Lawson                             R.H. Stewart Mitchell
President, Treasurer and Director       Director
                                        Private Investor

Candace L. Bossay
Vice President and Secretary            Cruger S. Ragland
                                        Director
Eugene P. Frenkel, M.D.                 Retired President,
Director                                Ragland Insurance Agency, Inc.
Professor of Internal Medicine and      Director of Solar Kinetics, Inc.
Radiology Southwestern Medical School
                                        Ann D. Reed
Douglas W. Maclay                       Director
Director                                Private Investor
President, Maclay Properties Company

---------------------------------------------------------------------------------------------------
Custodian                        Transfer Agent     Auditors                     Investment Advisor
Union Bank of California, N.A.   Portfolios, Inc.   Farmer, Fuqua & Huff, P.C.   Portfolios, Inc.
San Francisco, California        Dallas, Texas      Plano, Texas                 Dallas, Texas
---------------------------------------------------------------------------------------------------

This report is unaudited and is prepared for the information of the shareholders of Armstrong Associates, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Proxy Voting Information

Shareholders can obtain a free copy of Armstrong's proxy voting policies and procedures and voting record over the most recent 12 months ending June 30 upon request to: Armstrong Associates, Inc. 750 N. St. Paul St., Ste. 1300, Dallas, Texas 75201, (214) 720-9101, or at the SEC's website, www.sec.gov.

Armstrong's Portfolio Information

Armstrong files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q is available on the SEC's website at http://www.sec.gov. In addition the Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                   ---------
                                      aai
                                   ---------

            750 N. St. Paul    Suite 1300    Dallas, Texas 75201-3250
                       (214)720-9101    (214)871 -8948 FAX

ITEM 2. CODE OF ETHICS.

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable

ITEM 5. AUDITE COMMITTEE OF LISTED COMPANIES.

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) Based on review and evaluation, the Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within the 90 day period proceeding the filing date of this document.

      (b) There were no significant changes in the Registrant's internal controls or in other factors that could materially affect these controls over financial reporting (as defined by Rule 30a-3(d) of the 1940 Act) within the period from December 31, 2004, through June 30, 2005, and, subsequently, up to the date of this filing, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics - not applicable at this time.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Armstrong Associates, Inc.

By /s/ C. K. Lawson
   -------------------
   C. K. Lawson
   President (CEO) and
   Treasurer (CFO),
   Armstrong Associates, Inc.

March 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company of Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ C. K. Lawson
   -------------------
   C. K. Lawson
   President (CEO) and
   Treasurer (CFO),
   Armstrong Associates, Inc.

March 7, 2006